REALIZED AND UNREALIZED FAIR VALUE (LOSS)/GAIN ON DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2018
Disclosure Of REALIZED AND UNREALIZED FAIR VALUE LOSSGAIN ON DERIVATIVE FINANCIAL INSTRUMENTS [Abstract]
Disclosure of derivative financial instruments [text block]
7.	REALIZED AND UNREALIZED FAIR VALUE (LOSS)/GAIN ON DERIVATIVE FINANCIAL INSTRUMENTS

	For the years ended December 31,
	2018	2017	2016
	RMB’000	RMB’000	RMB’000
Realized and unrealized fair value (loss)/gain on derivative financial instruments	-	-	-